Consolidated Statements of Changes in Shareholders' Equity - CAD ($) shares in Millions, $ in Millions		Total	Cumulative Effect, Period of Adoption, Adjustment	[1]	Common shares [Member]	Common shares in Share Trusts [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Retained earnings [Member]	Retained earnings [Member] Cumulative Effect, Period of Adoption, Adjustment	[1]
Shareholders' equity, beginning balance (in shares) at Dec. 31, 2017					742.6	2.0
Shareholders' equity, beginning balance at Dec. 31, 2017		$ 16,656			$ 3,613	$ (168)	$ 434	$ (2,784)	$ 15,561
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		4,328							4,328
Stock options exercised (in shares)					1.7
Stock options exercised		103			$ 120		(17)
Settlement of equity settled awards (in shares)					0.4	(0.4)
Settlement of equity settled awards		(67)				$ 31	(68)		(30)
Stock-based compensation expense and other		$ 57					59		(2)
Repurchase of common shares (in shares)		(19.0)			(19.0)
Repurchase of common shares		$ (2,000)			$ (99)				(1,901)
Share purchases by Share Trusts (in shares)					(0.4)	0.4
Share purchases by Share Trusts		(38)				$ (38)
Other comprehensive income (loss)		(65)						(65)
Dividends		$ (1,333)							(1,333)
Cumulative-effect adjustment from the adoption of ASU 2016-02	[1]	us-gaap:AccountingStandardsUpdate201602Member
Shareholders' equity, ending balance (in shares) at Dec. 31, 2018		727.3			725.3	2.0
Shareholders' equity, ending balance at Dec. 31, 2018		$ 17,641	$ 29		$ 3,634	$ (175)	408	(2,849)	16,623	$ 29
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		4,216							4,216
Stock options exercised (in shares)					1.1
Stock options exercised		77			$ 89		(12)
Settlement of equity settled awards (in shares)					0.5	(0.5)
Settlement of equity settled awards		(72)				$ 45	(56)		(61)
Stock-based compensation expense and other		$ 61					63		(2)
Repurchase of common shares (in shares)		(14.3)			(14.3)
Repurchase of common shares		$ (1,700)			$ (73)				(1,627)
Share purchases by Share Trusts (in shares)					(0.3)	0.3
Share purchases by Share Trusts		(33)				$ (33)
Other comprehensive income (loss)		(634)						(634)
Dividends		$ (1,544)							(1,544)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2019		714.1			712.3	1.8
Shareholders' equity, ending balance at Dec. 31, 2019		$ 18,041			$ 3,650	$ (163)	403	(3,483)	17,634
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		3,562							3,562
Stock options exercised (in shares)					0.8
Stock options exercised		56			$ 65		(9)
Settlement of equity settled awards (in shares)					0.6	(0.6)
Settlement of equity settled awards		(57)				$ 62	(82)		(37)
Stock-based compensation expense and other		$ 65					67		(2)
Repurchase of common shares (in shares)		(3.3)			(3.3)
Repurchase of common shares		$ (379)			$ (17)				(362)
Share purchases by Share Trusts (in shares)					(0.1)	0.1
Share purchases by Share Trusts		(14)				$ (14)
Other comprehensive income (loss)		11						11
Dividends		$ (1,634)							(1,634)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2020		711.6			710.3	1.3
Shareholders' equity, ending balance at Dec. 31, 2020		$ 19,651			$ 3,698	$ (115)	$ 379	$ (3,472)	$ 19,161

[1]	The Company adopted Accounting Standards Update (ASU) 2016-02: Leases and related amendments (Topic 842) in the first quarter of 2019 using a modified retrospective approach with a cumulative-effect adjustment to Retained earnings recognized on January 1, 2019, with no restatement of comparative period financial information.